Net Loss Attributable to Common Stockholders per Share (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of (Loss) Income per Share
We reported net income for the three months ended June 30, 2026 and net losses for the six months ended June 30, 2026 and for the three and six months ended June 30, 2025. For purposes of the diluted net income (loss) attributable to common stockholders per share calculation, outstanding stock options, common stock to be issued under the 2021 ESPP, and the conversion option derivative under the K2HV Loan Agreement are considered to be potentially dilutive securities; however, the following amounts were excluded from the weighted-average common stock outstanding in the calculation of diluted net income (loss) attributable to common stockholders per share because their effect would have been anti-dilutive:

	June 30,
	2026	2025
Outstanding stock options	8,206,431	10,461,702
Common stock to be issued under the 2021 ESPP	—	70,602
Common stock to be issued upon exercise of the K2HV Loan Agreement conversion feature	—	791,364
Total	8,206,431	11,323,668

For purposes of the diluted net loss attributable to common stockholders per share calculation, outstanding stock options, the conversion option derivative under the K2HV Loan Agreement, common stock to be issued under the 2021 ESPP, and warrants to purchase common stock are considered to be potentially dilutive securities, however the following weighted-average amounts were excluded from the calculation of diluted net loss attributable to common stockholders per share because their effect would be anti-dilutive:

	December 31,
	2025	2024
Outstanding stock options	9,954,872	7,634,937
Warrants to purchase common stock	—	58,904
Common stock to be issued under the 2021 ESPP	85,368	67,445
Total	10,040,240	7,761,286

Schedule of Earnings Per Share, Basic and Diluted	The following table summarizes the computations of basic and diluted net loss per share as presented in our consolidated statements of operations:

	Year Ended December 31,
	2025	2024
	(in thousands, except share and per share amounts)
Numerator
Net loss	$(60,822)	$(70,515)
Less: change in fair value of derivative liability	(2,070)	(1,621)
Plus: interest expense on converted term loan	776	493
Adjusted net loss	$(62,116)	$(71,643)
Denominator
Weighted-average common stock outstanding, basic	46,018,888	43,332,088
Dilutive effect of common stock issuable from assumed conversion of convertible term loan	791,364	527,576
Weighted-average common stock outstanding, diluted	46,810,252	43,859,664
Net loss per share
Basic	$(1.32)	$(1.63)
Diluted	$(1.33)	$(1.63)